UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

March 31, 2016

JNL/PPM America Low Duration Bond Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 32.2%
AEP Texas Central Transition Funding III LLC, 0.88%, 12/01/17	$395,653	$395,162
American Express Credit Account Master Trust
1.26%, 06/15/17	206,000	206,522
1.49%, 09/15/17	1,000,000	1,005,794
1.43%, 11/15/17	2,000,000	2,010,048
American Express Issuance Trust II, 0.89%, 03/15/18 (a)	2,555,000	2,542,878
AmeriCredit Automobile Receivables Trust
0.90%, 09/08/16	376,336	375,998
1.69%, 09/08/16	1,369,706	1,370,539
2.67%, 01/08/18	8,709	8,711
0.96%, 04/09/18	106,245	106,223
1.19%, 05/08/18	536,451	536,272
1.58%, 09/10/18	190,000	190,199
1.66%, 09/10/18	960,000	961,254
1.79%, 03/08/19	1,825,000	1,828,766
1.26%, 04/08/19	672,000	671,658
1.52%, 06/10/19	2,000,000	2,003,391
2.38%, 06/10/19	219,000	220,752
Ascentium Equipment Receivables LLC
1.15%, 07/10/17 (b)	175,761	175,747
1.57%, 12/11/17 (b)	3,750,000	3,748,778
2.46%, 11/13/18 (b)	200,000	200,667
2.26%, 06/10/21 (b)	283,000	283,986
Banc of America Commercial Mortgage Trust REMIC, 5.49%, 10/10/17	2,537,758	2,623,728
Bank of the West Auto Trust
0.87%, 04/16/18 (b)	3,587,979	3,581,428
1.31%, 10/15/19 (b)	478,000	477,237
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.74%, 09/11/17 (a)	565,679	591,888
5.20%, 12/11/38	1,890,677	1,912,427
5.47%, 01/12/45 (a)	1,034,876	1,059,351
5.69%, 06/11/50 (a)	2,627,971	2,727,691
California Republic Auto Receivables Trust
3.00%, 10/15/16 (b)	750,000	755,723
1.62%, 05/15/18	3,000,000	3,000,076
1.57%, 08/15/18	3,000,000	3,002,127
1.79%, 10/15/18	1,458,000	1,460,718
1.89%, 10/15/18	3,000,000	3,005,304
REMIC, 0.77%, 09/15/17	51,846	51,827
CarMax Auto Owner Trust
2.08%, 03/15/18	585,000	586,010
0.97%, 04/16/18	1,183,546	1,183,310
1.91%, 03/15/19	705,000	708,884
1.16%, 06/17/19	1,826,000	1,825,893
CenterPoint Energy Transition Bond Co. III LLC, 4.19%, 02/01/17	132,419	133,791
CenterPoint Energy Transition Bond Co. IV LLC, 0.90%, 04/15/17	3,921,736	3,918,594
Chase Issuance Trust
0.69%, 02/15/17 (a)	5,952,000	5,928,860
0.90%, 02/15/17 (a)	5,263,000	5,241,210
Chrysler Capital Auto Receivables Trust
1.91%, 08/15/18 (b)	2,169,000	2,177,103
0.83%, 09/17/18 (b)	1,336,439	1,334,887
1.22%, 07/15/19 (b)	3,600,000	3,593,650
CIT Equipment Collateral, 1.50%, 03/20/18 (c)	1,000,000	998,199
Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	2,100,000	2,234,015
Citigroup Commercial Mortgage Trust REMIC,
1.39%, 06/10/19	3,249,630	3,241,924
3.55%, 11/10/23	1,000,000	1,060,532
5.43%, 10/15/49	3,800,756	3,825,715
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.65%, 10/15/48	3,000,000	3,019,744
CNH Equipment Trust
1.01%, 02/15/17	6,750,000	6,732,305
0.99%, 11/15/18	1,960,000	1,953,032
1.50%, 05/15/20	325,000	325,312
REMIC, 0.91%, 12/17/18 (a)	2,650,000	2,649,680
COMM Mortgage Trust REMIC
5.81%, 07/10/17 (a)	2,754,324	2,860,392
0.72%, 09/10/17	502,836	500,109
1.30%, 09/10/18	3,834,248	3,830,960
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/16	766,513	776,026
Commercial Mortgage Trust REMIC
1.49%, 08/10/19	550,942	550,313
3.45%, 05/15/23	1,165,000	1,230,340
3.53%, 07/10/23	517,000	546,222
3.65%, 11/10/23	1,849,000	1,946,690
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b)	130,990	133,075
Dell Equipment Finance Trust
1.33%, 12/22/17 (a) (b)	3,000,000	2,999,705
1.30%, 03/23/20 (b)	2,842,000	2,832,198
1.81%, 03/23/20 (b)	481,000	479,124
0.94%, 06/22/20 (b)	677,453	677,209
1.36%, 06/22/20 (b)	100,000	99,796
Ford Credit Auto Owner Trust
1.11%, 05/15/17	500,000	497,325
1.32%, 05/15/17	440,000	437,798
1.95%, 04/15/18	1,549,000	1,561,539
1.54%, 03/15/19	2,500,000	2,505,028
1.71%, 05/15/19	415,000	414,818
1.90%, 09/15/19	185,000	186,360
1.97%, 04/15/20	553,000	559,043
2.03%, 08/15/20	480,000	485,999
2.20%, 11/15/20	3,000,000	3,031,629
Ford Credit Floorplan Master Owner Trust
1.20%, 02/15/17	3,111,000	3,107,653
1.40%, 02/15/17	2,810,000	2,798,528
1.65%, 08/15/17	2,000,000	1,992,933
1.42%, 01/15/18	2,879,000	2,881,607
FREMF Mortgage Trust REMIC
3.36%, 11/25/16 (a) (b)	229,000	229,934
3.36%, 11/25/16 (a) (b)	300,000	300,758
GMF Floorplan Owner Revolving Trust, 0.94%, 05/15/18 (a) (b)	3,000,000	2,997,334
Golden Credit Card Trust, 0.86%, 07/17/17 (a) (b)	3,000,000	2,993,233
GreatAmerica Leasing Receivables Funding LLC
1.16%, 12/15/16 (b)	1,029,780	1,028,658
0.89%, 01/15/17 (b)	2,703,919	2,695,895
1.57%, 11/20/17 (b)	2,600,000	2,596,607
1.47%, 01/15/18 (b)	545,000	543,958
1.54%, 07/20/18 (b)	5,180,000	5,173,580
2.02%, 06/21/21 (b)	620,000	622,484
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	592,144	604,293
GS Mortgage Securities Trust REMIC, 4.75%, 01/10/21 (b)	1,400,000	1,542,675
Harley-Davidson Motorcycle Trust, 1.41%, 06/15/20	4,743,000	4,749,696
Huntington Auto Trust, 1.07%, 06/15/16	275,000	274,800
Hyundai Auto Receivables Trust
1.42%, 12/15/16	975,000	974,213

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
1.13%, 04/15/17	590,000	587,621
1.35%, 04/15/17	300,000	299,020
2.10%, 06/15/17	1,038,957	1,039,398
1.39%, 03/15/18	395,000	395,412
0.90%, 12/17/18	2,382,345	2,379,002
2.02%, 08/15/19	560,000	560,030
2.10%, 11/15/19	254,000	252,955
2.01%, 06/15/21	1,180,000	1,175,254
John Deere Owner Trust, 1.36%, 04/15/20	3,500,000	3,496,961
JPMBB Commercial Mortgage Securities Trust REMIC, 3.71%, 09/15/23	1,100,000	1,176,626
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 3.46%, 04/15/24	3,430,000	3,626,039
JPMorgan Mortgage Trust REMIC
3.00%, 04/25/22 (a) (b)	2,533,979	2,568,566
3.50%, 08/25/22 (a) (b)	2,825,316	2,875,609
3.00%, 10/25/26 (a) (b)	1,997,087	2,052,319
Kubota Credit Owner Trust REMIC
0.94%, 12/15/17 (b)	349,177	348,699
1.54%, 03/15/19 (b)	7,000,000	6,996,510
Merrill Lynch Mortgage Investors Trust REMIC, 1.05%, 10/25/28 (a)	1,152,895	1,093,212
Merrill Lynch Mortgage Trust REMIC, 5.84%, 06/12/17 (a)	504,000	518,858
MMCA Auto Owner Trust, 1.21%, 12/16/19 (b)	5,454,731	5,446,276
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.65%, 12/15/23	360,000	383,069
Morgan Stanley Capital I Trust REMIC
5.92%, 07/11/17 (a)	2,068,144	2,144,753
5.33%, 11/12/41	2,335,097	2,345,723
5.64%, 06/11/42 (a)	3,899,134	4,055,088
4.98%, 06/12/47 (a)	31,759	31,744
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (b)	2,139,846	2,148,160
2.38%, 03/20/29 (b)	768,753	769,555
Sierra Timeshare Receivables Funding LLC
3.26%, 02/20/19 (c) (d)	402,442	402,668
3.37%, 02/20/21 (b)	1,624,772	1,644,246
2.20%, 05/20/21 (b)	615,610	613,336
2.28%, 11/20/25 (b)	440,336	439,961
2.30%, 10/20/31 (b)	306,496	305,701
Springleaf Mortgage Loan Trust REMIC, 1.87%, 09/25/57 (a) (b)	1,463,769	1,463,558
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (b)	4,000,000	3,987,630
Toyota Auto Receivables Owner Trust, 1.44%, 04/15/20	1,417,000	1,422,427
UBS-Barclays Commercial Mortgage Trust REMIC, 2.69%, 11/10/22	900,000	922,276
USAA Auto Owner Trust, 1.34%, 08/17/20	1,000,000	998,783
Volvo Financial Equipment LLC
0.74%, 03/15/17 (b)	16,744	16,741
0.95%, 11/15/17 (b)	720,619	719,976
0.82%, 04/16/18 (b)	1,837,319	1,833,464
1.51%, 06/17/19 (b)	3,275,000	3,275,122
Wells Fargo Mortgage-Backed Securities Trust REMIC
2.85%, 12/25/34 (a)	540,380	527,401
2.79%, 06/25/35 (a)	521,791	521,365
World Omni Auto Receivables Trust
1.49%, 04/15/16	565,000	565,049
0.84%, 07/15/19 (a)	1,050,000	1,049,802
World Omni Automobile Lease Securitization Trust, 1.54%, 02/15/18	3,500,000	3,508,146
Total Non-U.S. Government Agency Asset- Backed Securities (cost $237,068,451)		236,000,168

CORPORATE BONDS AND NOTES - 52.2%

CONSUMER DISCRETIONARY - 2.5%
CCO Safari II LLC, 3.58%, 07/23/20 (b)	3,000,000	3,066,693
Dollar General Corp., 1.88%, 04/15/18	948,000	953,679
Mattel Inc., 2.50%, 11/01/16	1,000,000	1,007,556
MGM Resorts International, 7.50%, 06/01/16	2,000,000	2,015,000
Newell Rubbermaid Inc.
2.60%, 03/29/19 (e)	2,593,000	2,631,210
3.15%, 04/01/21 (e) (f)	2,625,000	2,697,655
Time Warner Cable Inc., 6.75%, 07/01/18	2,500,000	2,750,913
Walt Disney Co., 2.30%, 02/12/21 (f)	3,000,000	3,098,931
		18,221,637
CONSUMER STAPLES - 2.7%
Altria Group Inc., 2.63%, 01/14/20	5,000,000	5,169,890
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	3,000,000	3,020,910
HJ Heinz Co., 2.80%, 07/02/20 (b)	5,500,000	5,635,300
JM Smucker Co., 2.50%, 03/15/20	902,000	912,642
Kroger Co., 1.20%, 10/17/16	2,844,000	2,849,008
WM Wrigley Jr. Co.
1.40%, 10/21/16 (b)	1,909,000	1,913,045
2.00%, 10/20/17 (b)	468,000	470,691
		19,971,486
ENERGY - 2.1%
Chevron Phillips Chemical Co. LLC, 1.70%, 05/01/18 (b) (f)	3,000,000	2,978,994
Enbridge Energy Partners LP, 5.88%, 12/15/16 (f)	2,000,000	2,028,480
Energy Transfer Partners LP, 4.15%, 10/01/20	2,000,000	1,939,524
Enterprise Products Operating LLC, 1.65%, 05/07/18	3,500,000	3,487,722
Exxon Mobil Corp., 1.71%, 03/01/19 (f)	4,000,000	4,049,480
Shell International Finance BV, 1.25%, 11/10/17	1,000,000	1,001,272
		15,485,472
FINANCIALS - 33.1%
Abbey National Treasury Services Plc, 2.35%, 09/10/19 (f)	4,308,000	4,325,064
ABN AMRO Bank NV
4.25%, 02/02/17 (b)	2,550,000	2,603,065
2.45%, 06/04/20 (b)	2,000,000	2,012,654
AerCap Ireland Capital Ltd., 2.75%, 05/15/17 (f)	3,698,000	3,679,510
Ally Financial Inc.
2.75%, 01/30/17	1,000,000	995,000
3.25%, 11/05/18	2,000,000	1,967,000
3.50%, 01/27/19	1,500,000	1,477,500
American Express Credit Corp., 2.38%, 05/26/20	3,390,000	3,441,555
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21	7,000,000	7,196,266
Bank of America Corp.
6.50%, 08/01/16	1,500,000	1,525,815
5.42%, 03/15/17	1,500,000	1,551,327
6.00%, 09/01/17	5,000,000	5,284,685
2.65%, 04/01/19	1,000,000	1,017,749
Bank of America NA
5.30%, 03/15/17	1,500,000	1,552,392
1.75%, 06/05/18	527,000	526,944
Barclays Plc, 3.25%, 01/12/21 (f)	5,000,000	4,978,575
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	3,333,000	3,387,391
Boston Properties LP, 5.88%, 10/15/19	1,075,000	1,202,576
Brandywine Operating Partnership LP, 5.70%, 05/01/17	850,000	879,360

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Caisse Centrale Desjardins, 1.55%, 09/12/17 (b)	3,000,000	2,989,254
Camden Property Trust, 5.70%, 05/15/17 (e)	2,615,000	2,721,760
Capital One Bank USA NA
2.25%, 02/13/19	4,500,000	4,489,677
2.40%, 09/05/19	3,627,000	3,617,664
Caterpillar Financial Services Corp., 2.25%, 12/01/19 (f)	1,500,000	1,536,545
Citigroup Inc.
0.91%, 06/09/16 (a)	4,750,000	4,747,264
1.80%, 02/05/18	3,525,000	3,523,505
2.50%, 09/26/18	627,000	636,419
CNH Capital LLC, 6.25%, 11/01/16	2,000,000	2,040,000
Compass Bank, 1.85%, 09/29/17	2,000,000	2,002,838
Corp. Andina de Fomento, 1.50%, 08/08/17	2,250,000	2,252,813
Countrywide Financial Corp., 6.25%, 05/15/16	1,560,000	1,569,332
Daimler Finance North America LLC
1.05%, 03/02/18 (a) (b) (f)	2,500,000	2,472,895
2.00%, 08/03/18 (b)	3,000,000	3,025,842
Developers Diversified Realty Corp., 7.50%, 04/01/17	755,000	795,347
Discover Bank
2.00%, 02/21/18	6,750,000	6,715,703
2.60%, 11/13/18 (f)	1,277,000	1,280,412
Equity Commonwealth
6.25%, 06/15/17	2,327,000	2,387,725
6.65%, 01/15/18	985,000	1,035,283
Equity Commonwealth REIT, 5.88%, 09/15/20	2,000,000	2,176,384
ERP Operating LP, 2.38%, 07/01/19	2,000,000	2,013,550
Fifth Third Bank, 2.38%, 04/25/19	2,000,000	2,022,088
First Horizon National Corp., 3.50%, 12/15/20	4,000,000	3,998,860
Ford Motor Credit Co. LLC
1.50%, 01/17/17	3,000,000	2,996,238
5.00%, 05/15/18	3,000,000	3,168,168
2.55%, 10/05/18	2,000,000	2,008,490
2.94%, 01/08/19	2,000,000	2,030,602
1.55%, 11/04/19 (a)	2,000,000	1,929,880
General Motors Financial Co. Inc.
4.75%, 08/15/17	1,000,000	1,032,370
2.40%, 04/10/18	3,540,000	3,539,628
3.10%, 01/15/19	3,000,000	3,051,450
4.20%, 03/01/21	1,500,000	1,549,980
Glencore Funding LLC, 1.80%, 05/27/16 (a) (b)	1,470,000	1,464,849
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (g)	3,675,000	3,555,562
5.63%, 01/15/17	900,000	928,532
2.38%, 01/22/18	2,500,000	2,532,433
6.15%, 04/01/18	3,090,000	3,343,133
HBOS Plc, 6.75%, 05/21/18 (b)	3,000,000	3,244,428
HCP Inc., 6.30%, 09/15/16	1,500,000	1,530,552
Highwoods Realty LP, 5.85%, 03/15/17	3,035,000	3,143,189
Hospitality Properties Trust
5.63%, 03/15/17	3,352,000	3,462,576
6.70%, 01/15/18	1,978,000	2,077,446
HSBC USA Inc., 2.63%, 09/24/18	3,000,000	3,042,255
Huntington Bancshares Inc.
2.88%, 08/20/20	3,166,000	3,179,753
3.15%, 03/14/21	1,622,000	1,646,054
International Lease Finance Corp., 5.75%, 05/15/16	2,100,000	2,105,809
Intesa Sanpaolo SpA, 2.38%, 01/13/17	2,650,000	2,661,496
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (g)	3,000,000	3,007,500
2.55%, 10/29/20	3,000,000	3,041,676
Liberty Property LP, 5.50%, 12/15/16	3,405,000	3,497,544
Lloyds Bank Plc, 2.40%, 03/17/20	3,000,000	3,010,443
Mid-America Apartments LP, 6.05%, 09/01/16	800,000	813,218
Mizuho Bank Ltd., 1.70%, 09/25/17 (b)	3,000,000	2,997,876
Morgan Stanley
5.55%, 04/27/17	4,000,000	4,169,556
2.45%, 02/01/19 (f)	3,000,000	3,044,535
2.65%, 01/27/20	1,562,000	1,585,660
2.80%, 06/16/20 (f)	2,000,000	2,037,756
Pricoa Global Funding I, 1.90%, 09/21/18 (b) (f)	3,000,000	3,008,244
Prologis International Funding II, 4.88%, 02/15/20 (b)	2,400,000	2,557,135
Reliance Standard Life Global Funding II, 2.15%, 10/15/18 (b)	2,500,000	2,504,460
Royal Bank of Canada, 2.30%, 03/22/21	5,000,000	5,044,875
Royal Bank of Scotland Plc, 1.88%, 03/31/17	7,000,000	6,986,140
Santander Holdings USA Inc., 4.63%, 04/19/16	2,000,000	2,002,754
Toronto-Dominion Bank, 1.75%, 07/23/18	3,000,000	3,013,428
UBS AG, 1.38%, 06/01/17	3,604,000	3,599,632
UBS Group AG, 2.95%, 09/24/20 (b) (f)	1,852,000	1,858,901
Union Bank NA, 2.63%, 09/26/18	3,000,000	3,053,982
US Bank NA, 1.20%, 01/29/18 (a) (f)	2,000,000	2,000,286
Wells Fargo & Co.
2.15%, 01/30/20	3,000,000	3,036,126
2.55%, 12/07/20	2,000,000	2,035,906
Wells Fargo Bank NA, 1.36%, 01/22/18 (a)	3,000,000	3,008,886
Westpac Banking Corp., 1.06%, 05/25/18 (a)	3,000,000	2,979,468
		242,776,448
HEALTH CARE - 3.3%
AbbVie Inc.
1.80%, 05/14/18	2,273,000	2,288,556
2.50%, 05/14/20	3,500,000	3,565,443
Actavis Funding SCS
1.30%, 06/15/17	3,500,000	3,490,249
2.45%, 06/15/19	1,000,000	1,011,040
Mylan Inc., 1.35%, 11/29/16	5,000,000	4,965,685
Perrigo Co. Plc, 1.30%, 11/08/16	2,523,000	2,511,268
Thermo Fisher Scientific Inc., 3.60%, 08/15/21	1,307,000	1,353,006
UnitedHealth Group Inc., 1.07%, 01/17/17 (a)	3,000,000	3,002,562
Ventas Realty LP, 1.55%, 09/26/16	1,895,000	1,897,100
		24,084,909
INDUSTRIALS - 2.4%
BAE Systems Holdings Inc., 2.85%, 12/15/20 (b)	2,644,000	2,687,184
Cobham Plc, 2.68%, 10/28/17 (c) (h)	2,500,000	2,497,298
Eaton Corp., 1.50%, 11/02/17 (f)	3,000,000	3,002,793
International Lease Finance Corp., 6.75%, 09/01/16 (b)	1,000,000	1,015,000
Lockheed Martin Corp., 2.50%, 11/23/20	1,500,000	1,537,044
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (b)	2,500,000	2,547,878
3.38%, 03/15/18 (b)	1,000,000	1,020,791
3.05%, 01/09/20 (b)	2,000,000	1,989,356
Union Pacific Corp., 1.80%, 02/01/20	1,304,000	1,309,878
		17,607,222
INFORMATION TECHNOLOGY - 0.8%
Hewlett Packard Enterprise Co., 2.45%, 10/05/17 (b)	6,000,000	6,039,720

MATERIALS - 2.1%
Anglo American Capital Plc, 1.57%, 04/15/16 (a) (b)	1,216,000	1,209,507
Freeport-McMoRan Inc., 2.15%, 03/01/17	2,000,000	1,910,000
LyondellBasell Industries NV, 5.00%, 04/15/19	6,000,000	6,411,228

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Martin Marietta Materials Inc., 1.73%, 06/30/17 (a)	3,468,000	3,436,188
Monsanto Co., 2.13%, 07/15/19 (f)	2,500,000	2,538,523
		15,505,446
TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc.
2.45%, 06/30/20	1,500,000	1,516,296
2.80%, 02/17/21	2,000,000	2,047,920
Verizon Communications Inc., 2.63%, 02/21/20	3,000,000	3,087,075
		6,651,291
UTILITIES - 2.3%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	3,000,000	3,057,840
Dominion Gas Holdings LLC, 2.50%, 12/15/19 (f)	2,000,000	2,030,916
Exelon Corp.
1.55%, 06/09/17	3,000,000	2,995,437
2.85%, 06/15/20	1,395,000	1,427,078
Exelon Generation Co. LLC, 2.95%, 01/15/20	767,000	772,204
NextEra Energy Capital Holdings Inc., 1.59%, 06/01/17	3,000,000	3,002,652
Southern California Edison Co.
1.13%, 05/01/17	1,517,000	1,517,181
1.85%, 02/01/22	1,804,286	1,782,315
		16,585,623
Total Corporate Bonds and Notes (cost $380,949,704)		382,929,254

GOVERNMENT AND AGENCY OBLIGATIONS - 13.6%

GOVERNMENT SECURITIES - 10.6%
Federal Home Loan Bank - 0.9% (i)
Federal Home Loan Bank
1.13%, 12/08/17	1,000,000	1,005,831
2.63%, 12/08/17	2,000,000	2,061,334
3.13%, 12/08/17	1,315,000	1,366,148
1.63%, 06/14/19	2,000,000	2,040,192
		6,473,505
Federal Home Loan Mortgage Corp. - 1.8% (i)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17 - 12/15/17	6,000,000	6,023,503
0.88%, 03/07/18	7,000,000	7,011,515
		13,035,018
Federal National Mortgage Association - 1.1% (i)
Federal National Mortgage Association
1.13%, 04/27/17 - 12/14/18	2,945,000	2,961,972
0.88%, 10/26/17	4,930,000	4,939,895
		7,901,867
Sovereign - 0.9%
Korea Land & Housing Corp., 1.88%, 08/02/17 (b)	1,905,000	1,909,898
Kreditanstalt fur Wiederaufbau
0.50%, 07/15/16	2,193,000	2,192,425
1.50%, 02/06/19	2,727,000	2,758,009
		6,860,332
U.S. Treasury Securities - 5.9%
U.S. Treasury Note
0.63%, 06/30/17 - 09/30/17	14,787,000	14,771,230
0.88%, 11/30/17 (f)	3,250,000	3,257,998
0.75%, 01/31/18 - 02/28/18	25,725,000	25,734,283
		43,763,511
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.0%
Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/26	203,866	217,734
REMIC, 4.00%, 12/15/38	100,000	105,990
REMIC, 3.00%, 02/15/39	1,122,436	1,152,673
REMIC, 2.00%, 03/15/41	870,292	864,776
		2,341,173
Federal National Mortgage Association - 2.4%
Federal National Mortgage Association
1.00%, 02/26/19	460,000	460,735
1.38%, 02/26/21	3,000,000	3,002,970
4.00%, 04/01/26 - 02/01/41	4,086,031	4,372,383
4.50%, 05/01/26	171,336	184,906
3.50%, 03/01/27	2,268,374	2,407,967
3.00%, 05/01/30	1,777,174	1,857,615
2.73%, 02/01/44 (a)	1,544,104	1,593,333
3.08%, 04/01/45 (a)	1,737,746	1,809,287
REMIC, 4.00%, 09/25/29	173,000	177,504
REMIC, 2.50%, 01/25/41	416,534	426,353
REMIC, 2.00%, 03/25/42	645,467	657,763
REMIC, 3.50%, 03/25/42	588,897	617,450
		17,568,266
Government National Mortgage Association - 0.3%
Government National Mortgage Association
4.50%, 03/20/41	590,996	642,706
2.50%, 11/20/42 (a)	471,813	484,287
REMIC, 4.50%, 11/20/39	931,994	997,162
		2,124,155
Total Government and Agency Obligations (cost $99,662,226)		100,067,827

SHORT TERM INVESTMENTS - 3.4%

Investment Companies - 1.4%
JNL Money Market Fund, 0.29% (j) (k)	9,927,262	9,927,262

Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (k)	14,390,198	14,390,198
Total Short Term Investments (cost $24,317,460)		24,317,460

Total Investments - 101.4% (cost $741,997,841)		743,314,709
Other Assets and Liabilities, Net - (1.4%)		(10,327,878)
Total Net Assets - 100.0%		$732,986,831

(a)	Variable rate security. Rate stated was in effect as of March 31, 2016.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of March 31, 2016, the aggregate value of these liquid securities was $145,004,520 which represented 19.8% of net assets.

(c)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(d)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedules of Investments.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	All or a portion of the security was on loan.
(g)	Perpetual security.
(h)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement,” based on applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

(i)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(j)	Investment in affiliate.
(k)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL/PPM America Total Return Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.5%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$2,753,726	$2,781,263
4.95%, 01/15/23	1,410,624	1,509,254
American Express Credit Account Master Trust, 1.43%, 11/15/17	10,000,000	10,050,239
American Tower Trust I, 3.07%, 03/15/23 (a)	6,596,000	6,596,114
AmeriCredit Automobile Receivables Trust, 1.07%, 03/08/18	377,948	377,794
Ascentium Equipment Receivables LLC, 2.26%, 06/10/21 (a)	403,000	404,404
Banc of America Commercial Mortgage Trust REMIC, 5.74%, 07/10/17 (b)	539,768	559,434
Banc of America Re-REMIC Trust REMIC, 3.49%, 04/16/25 (a)	1,985,000	2,026,234
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.74%, 09/11/17 (b)	480,203	502,452
5.69%, 06/11/50 (b)	1,404,721	1,458,024
Citigroup Mortgage Loan Trust REMIC, 3.50%, 08/25/23 (a)	2,629,934	2,666,529
CNH Equipment Trust, 1.05%, 05/15/18	3,000,000	2,994,612
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	565,937	591,404
4.15%, 04/11/24	1,810,908	1,869,763
4.00%, 10/29/24	1,593,918	1,641,735
Crown Castle Towers LLC, 4.88%, 08/15/20 (a)	1,450,000	1,553,010
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (a)	199,714	200,232
Dell Equipment Finance Trust
1.30%, 03/23/20 (a)	1,177,000	1,172,941
1.81%, 03/23/20 (a)	867,000	863,619
0.94%, 06/22/20 (a)	296,714	296,607
1.36%, 06/22/20 (a)	166,000	165,661
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	624	667
4.95%, 05/23/19	145,585	153,228
Ford Credit Auto Owner Trust
1.97%, 04/15/20	1,256,000	1,269,726
2.21%, 01/15/21	1,009,000	1,015,333
Ford Credit Floorplan Master Owner Trust, 1.40%, 08/15/17	5,420,000	5,417,247
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	117,081	119,484
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.70%, 04/12/17 (b)	1,805,756	1,855,018
JPMorgan Mortgage Trust REMIC, 3.00%, 10/25/26 (a) (b)	2,396,505	2,462,783
Morgan Stanley Capital I Trust REMIC, 5.92%, 07/11/17 (b)	3,929,474	4,075,030
Morgan Stanley Re-REMIC Trust REMIC, 5.79%, 04/12/17 (a) (b)	1,247,026	1,276,284
MVW Owner Trust, 2.15%, 04/22/30 (a)	687,060	681,660
SBA Tower Trust, 2.90%, 10/15/44 (a)	5,000,000	5,023,659
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (a)	263,201	264,224
2.38%, 03/20/29 (a)	139,759	139,905
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	32,319	33,941

Total Non-U.S. Government Agency Asset- Backed Securities (cost $63,607,033)		64,069,514

CORPORATE BONDS AND NOTES - 56.5%

CONSUMER DISCRETIONARY - 5.3%
A&E Television Networks LLC
3.11%, 08/22/19 (c) (d)	1,000,000	1,002,782
3.63%, 08/22/22 (c) (d)	1,000,000	1,002,733
3.78%, 08/22/24 (c) (d)	1,000,000	995,412
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (a) (e)	1,435,000	1,450,210
3.75%, 09/16/24 (a)	1,970,000	2,033,879
CCO Holdings LLC, 5.88%, 05/01/27 (a)	1,500,000	1,530,000
CCO Safari II LLC
6.38%, 10/23/35 (a)	2,985,000	3,288,536
6.83%, 10/23/55 (a)	3,550,000	3,832,026
Delphi Automotive Plc, 3.15%, 11/19/20	675,000	689,430
Delphi Corp., 5.00%, 02/15/23	1,867,000	1,965,018
Dollar General Corp., 3.25%, 04/15/23	915,000	923,795
General Motors Co.
5.00%, 04/01/35	3,125,000	2,950,062
6.25%, 10/02/43	1,285,000	1,372,769
Grupo Televisa SAB, 6.13%, 01/31/46	1,709,000	1,811,540
KB Home, 4.75%, 05/15/19	2,316,000	2,307,315
Levi Strauss & Co., 5.00%, 05/01/25 (e)	726,000	733,260
NAI Entertainment Holdings, 5.00%, 08/01/18 (a)	228,000	231,135
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (f)	1,589,000	1,636,670
Newell Rubbermaid Inc.
3.85%, 04/01/23 (g)	1,856,000	1,925,576
4.20%, 04/01/26 (g)	773,000	808,481
5.38%, 04/01/36 (g)	1,270,000	1,348,863
5.50%, 04/01/46 (g)	1,317,000	1,425,789
Numericable Group SA
4.88%, 05/15/19 (a)	1,247,000	1,240,765
5.38%, 05/15/22 (a), EUR	1,000,000	1,157,816
NVR Inc., 3.95%, 09/15/22	4,573,000	4,758,517
Sally Holdings LLC, 5.63%, 12/01/25	498,000	530,370
Schaeffler Holding Finance BV
3.25%, 05/15/19 (a), EUR	1,296,000	1,493,156
5.75%, 11/15/21 (a), EUR	1,007,000	1,228,989
Scientific Games International Inc., 7.00%, 01/01/22 (a)	1,022,000	1,042,440
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (a)	720,000	748,800
SES SA
3.60%, 04/04/23	652,000	638,071
5.30%, 04/04/43 (a)	464,000	430,780
Sirius XM Radio Inc., 6.00%, 07/15/24 (a)	2,476,000	2,599,027
Tenneco Inc., 5.38%, 12/15/24	520,000	534,300
Time Warner Cable Inc., 6.75%, 06/15/39	371,000	417,667
		52,085,979
CONSUMER STAPLES - 2.0%
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (g)	100,000	116,182
CVS Health Corp.
4.75%, 12/01/22 (a)	266,000	298,692
5.00%, 12/01/24 (a)	174,000	199,558
HJ Heinz Co.
3.95%, 07/15/25 (a) (e)	1,856,000	1,977,052
5.00%, 07/15/35 (a)	1,605,000	1,770,508
5.20%, 07/15/45 (a)	1,941,000	2,172,379

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
JBS Investments GmbH, 7.25%, 04/03/24 (a) (e)	1,276,000	1,170,730
Mars Inc.
2.19%, 10/11/17 (c) (d)	2,850,000	2,869,682
3.74%, 10/11/27 (c) (d)	1,200,000	1,277,971
Reynolds American Inc.
3.25%, 06/12/20	539,000	564,085
4.45%, 06/12/25	2,066,000	2,274,061
5.70%, 08/15/35	975,000	1,140,480
7.00%, 08/04/41	812,000	961,044
Tyson Foods Inc.
3.95%, 08/15/24	679,000	724,139
4.88%, 08/15/34	1,010,000	1,086,437
5.15%, 08/15/44	549,000	614,008
		19,217,008
ENERGY - 5.4%
Access Midstream Partners LP, 4.88%, 05/15/23	133,000	115,519
California Resources Corp., 8.00%, 12/15/22 (a)	3,908,000	1,504,580
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	2,025,000	1,437,750
Chesapeake Energy Corp., 8.00%, 12/15/22 (a) (e)	1,500,000	735,000
CITGO Holding Inc., 10.75%, 02/15/20 (a)	2,694,000	2,613,180
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (a)	743,000	738,691
4.50%, 06/01/25 (a)	746,000	740,891
5.80%, 06/01/45 (a)	933,000	945,243
Concho Resources Inc., 5.50%, 04/01/23 (e)	1,664,000	1,630,720
Continental Resources Inc., 4.50%, 04/15/23	876,000	732,555
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	2,485,000	1,285,988
Devon Energy Corp., 5.85%, 12/15/25 (e)	2,293,000	2,214,203
Energy Transfer Partners LP
4.75%, 01/15/26	1,379,000	1,264,860
4.90%, 03/15/35	1,950,000	1,544,228
5.15%, 03/15/45	1,189,000	924,499
6.13%, 12/15/45	2,250,000	2,019,985
EnLink Midstream Partners LP, 4.15%, 06/01/25	1,666,000	1,289,972
Enterprise Products Operating LLC
3.75%, 02/15/25 (e)	1,837,000	1,834,426
3.70%, 02/15/26 (e)	1,388,000	1,378,070
4.95%, 10/15/54	937,000	813,478
EP Energy LLC, 6.38%, 06/15/23	1,946,000	895,160
Exxon Mobil Corp., 3.04%, 03/01/26	2,740,000	2,805,609
Halliburton Co.
3.38%, 11/15/22	2,100,000	2,137,695
3.80%, 11/15/25	1,304,000	1,304,786
5.00%, 11/15/45	920,000	902,204
Oneok Inc., 7.50%, 09/01/23	2,390,000	2,330,250
Petrobras Global Finance BV, 4.38%, 05/20/23 (e)	2,181,000	1,591,476
Petroleos Mexicanos, 2.29%, 02/15/24	2,608,800	2,661,093
Regency Energy Partners LP
5.88%, 03/01/22	3,159,000	3,070,425
5.00%, 10/01/22	1,080,000	1,015,507
Sanchez Energy Corp., 7.75%, 06/15/21 (e)	412,000	236,900
Seadrill Ltd., 6.13%, 09/15/17 (a) (h)	1,250,000	503,125
SM Energy Co., 6.13%, 11/15/22	1,856,000	1,359,520
Spectra Energy Partners LP
3.50%, 03/15/25	2,332,000	2,253,353
4.50%, 03/15/45	2,292,000	2,034,198
Transocean Inc.
3.00%, 10/15/17 (e) (g)	500,000	475,000
7.13%, 12/15/21 (e) (g)	1,824,000	1,231,200
4.30%, 10/15/22 (g)	1,000,000	552,500
		53,123,839
FINANCIALS - 25.9%
Abbey National Treasury Services Plc, 2.50%, 03/14/19	6,100,000	6,170,455
ABN AMRO Bank NV, 2.45%, 06/04/20 (a)	5,622,000	5,657,570
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	152,000	151,240
4.63%, 10/30/20	1,750,000	1,793,750
4.50%, 05/15/21	288,000	294,299
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	1,696,000	2,105,794
Ally Financial Inc., 5.75%, 11/20/25	5,150,000	5,034,125
Altice Financing SA, 7.88%, 12/15/19 (a)	324,000	338,074
American Tower Corp., 3.30%, 02/15/21	2,916,000	2,967,217
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,470,000	3,649,222
4.70%, 02/01/36	2,756,000	2,979,117
4.90%, 02/01/46	5,140,000	5,743,081
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (f)	1,683,000	1,649,340
6.30% (callable at 100 beginning 03/15/26) (f)	3,174,000	3,276,838
6.50% (callable at 100 beginning 10/23/24) (e) (f)	1,567,000	1,617,457
3.30%, 01/11/23	3,428,000	3,457,800
4.20%, 08/26/24	4,077,000	4,150,733
3.95%, 04/21/25	1,317,000	1,311,695
Barclays Bank Plc
7.63%, 11/21/22	679,000	729,925
7.75%, 04/10/23 (b)	1,009,000	1,059,450
Barclays Plc
8.25% (callable at 100 beginning 12/15/18) (f) (i)	5,300,000	5,289,241
3.65%, 03/16/25	650,000	609,477
4.38%, 01/12/26	3,291,000	3,229,524
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,132,866
BNP Paribas SA
7.37% (callable at 100 beginning 08/19/25) (a) (e) (f)	1,344,000	1,300,320
7.63% (callable at 100 beginning 03/15/18) (d) (f) (j)	2,437,000	2,449,185
Capital One Bank USA NA, 2.40%, 09/05/19	2,768,000	2,760,875
Cemex Finance LLC, 6.00%, 04/01/24 (a) (e)	1,171,000	1,106,595
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (e) (f)	1,025,000	1,007,062
6.13% (callable at 100 beginning 11/15/20) (e) (f)	5,500,000	5,513,585
4.05%, 07/30/22	1,325,000	1,379,298
CME Group Inc., 3.00%, 03/15/25	2,750,000	2,788,222
Credit Agricole SA, 8.12%, (callable at 100 beginning 12/23/25) (a) (f)	3,582,000	3,573,332
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (a) (e) (f)	4,248,000	4,177,908
6.50%, 08/08/23 (a)	6,611,000	7,106,825
3.63%, 09/09/24	1,000,000	1,014,340
Discover Financial Services, 3.95%, 11/06/24	1,460,000	1,443,480
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	5,136,000	5,385,635
Ford Motor Credit Co. LLC
5.00%, 05/15/18	5,898,000	6,228,618
2.24%, 06/15/18	2,750,000	2,749,032
2.38%, 03/12/19 (e)	1,600,000	1,609,861

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
GE Capital International Funding Co., 3.37%, 11/15/25 (a)	2,060,000	2,199,244
General Electric Capital Corp., 3.10%, 01/09/23	792,000	838,909
General Motors Financial Co. Inc., 3.10%, 01/15/19	4,408,000	4,483,597
GFI Group Inc., 8.63%, 07/19/18 (g)	2,250,000	2,385,000
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (f)	3,786,000	3,662,955
4.00%, 03/03/24	2,064,000	2,164,975
4.25%, 10/21/25	3,375,000	3,430,620
6.75%, 10/01/37	1,500,000	1,785,070
5.15%, 05/22/45	3,266,000	3,318,782
Hospitality Properties Trust, 4.50%, 03/15/25	3,338,000	3,211,263
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (e) (f) (i)	1,687,000	1,620,532
6.37% (callable at 100 beginning 03/30/25) (e) (f) (i)	4,499,000	4,251,555
Icahn Enterprises LP, 4.88%, 03/15/19	2,518,000	2,417,280
International Lease Finance Corp.
4.63%, 04/15/21	2,237,000	2,292,925
8.63%, 01/15/22	750,000	901,875
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (a)	6,075,000	5,691,024
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,814,499
Janus Capital Group Inc., 4.88%, 08/01/25	2,027,000	2,157,914
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	5,250,000	5,263,125
7.90% (callable at 100 beginning 04/30/18) (f)	1,257,000	1,257,000
3.20%, 01/25/23	3,609,000	3,707,630
Legg Mason Inc., 2.70%, 07/15/19	1,883,000	1,902,079
Liberty Mutual Group Inc.
4.25%, 06/15/23 (a)	204,000	210,326
4.85%, 08/01/44 (a)	664,000	635,317
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (a) (e)	1,850,000	1,907,842
Morgan Stanley
2.38%, 07/23/19	6,946,000	7,020,496
4.88%, 11/01/22	4,381,000	4,763,369
4.10%, 05/22/23	3,860,000	3,981,991
3.88%, 04/29/24	5,121,000	5,373,496
4.00%, 07/23/25	1,223,000	1,279,375
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	2,521,000	2,428,101
Prologis International Funding II, 4.88%, 02/15/20 (a)	2,222,000	2,367,481
Prudential Financial Inc., 5.87%, 09/15/42 (b) (e)	1,002,000	1,047,090
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (f) (i)	3,520,000	3,273,600
8.00% (callable at 100 beginning 08/10/25) (f) (i)	1,859,000	1,772,556
6.13%, 12/15/22	1,880,000	1,994,765
6.10%, 06/10/23	1,219,000	1,248,913
6.00%, 12/19/23	737,000	746,693
5.13%, 05/28/24	2,884,000	2,773,678
Santander UK Plc, 5.00%, 11/07/23 (a)	1,152,000	1,169,172
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (c) (d)	2,485,000	2,557,356
3.18%, 11/15/22 (c) (d)	2,485,000	2,564,274
Shell International Finance BV, 3.25%, 05/11/25	2,285,000	2,303,746
Stena AB, 7.00%, 02/01/24 (a)	1,332,000	1,103,895
Swedbank AB, 2.20%, 03/04/20 (a) (e)	800,000	802,594
USAA Capital Corp., 2.13%, 06/03/19 (a)	500,000	507,793
WEA Finance LLC, 3.25%, 10/05/20 (a)	7,818,000	7,988,706
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (f)	2,149,000	2,294,702
2.50%, 03/04/21	5,000,000	5,065,575
4.48%, 01/16/24 (e)	355,000	385,811
4.30%, 07/22/27	3,396,000	3,605,143
4.90%, 11/17/45	1,126,000	1,207,731
Westpac Banking Corp., 2.60%, 11/23/20 (e)	2,625,000	2,681,325
		253,813,228
HEALTH CARE - 3.5%
AbbVie Inc.
2.90%, 11/06/22	1,631,000	1,660,291
4.70%, 05/14/45	1,063,000	1,130,694
Acadia HealthCare Co. Inc., 6.50%, 03/01/24 (a)	100,000	104,000
Actavis Funding SCS
3.85%, 06/15/24	1,319,000	1,383,022
4.75%, 03/15/45 (e)	2,307,000	2,443,837
Becton Dickinson and Co.
3.73%, 12/15/24	633,000	674,173
4.69%, 12/15/44	1,109,000	1,198,248
Centene Escrow Corp., 6.13%, 02/15/24 (a)	1,336,000	1,406,140
Endo Finance LLC, 6.00%, 07/15/23 (a) (e)	1,209,000	1,137,971
Forest Laboratories Inc., 5.00%, 12/15/21 (a)	1,268,000	1,416,296
Gilead Sciences Inc.
4.80%, 04/01/44	1,302,000	1,431,023
4.50%, 02/01/45	1,194,000	1,265,369
HCA Inc.
3.75%, 03/15/19	3,369,000	3,451,204
4.25%, 10/15/19	2,064,000	2,127,210
Howard Hughes Medical Institute, 3.50%, 09/01/23 (e)	2,046,000	2,189,805
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	595,685
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	997,000	1,160,922
Merck & Co. Inc., 4.15%, 05/18/43	1,270,000	1,387,672
Perrigo Finance Plc, 4.90%, 12/15/44	1,143,000	1,079,344
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	484,000	495,910
4.38%, 03/15/26	690,000	710,618
Tenet Healthcare Corp.
4.13%, 06/15/20 (a) (b)	653,000	648,102
6.75%, 06/15/23 (e)	952,000	911,540
Valeant Pharmaceuticals International Inc.
5.88%, 05/15/23 (a)	2,424,000	1,899,810
6.13%, 04/15/25 (a)	914,000	703,780
WellCare Health Plans Inc., 5.75%, 11/15/20 (e)	1,603,000	1,659,105
		34,271,771
INDUSTRIALS - 3.7%
Aircastle Ltd.
4.63%, 12/15/18	1,270,000	1,311,275
5.00%, 04/01/23	519,000	521,595
Bombardier Inc.
5.50%, 09/15/18 (a)	829,000	762,680
4.75%, 04/15/19 (a) (e)	3,787,000	3,285,222
6.13%, 01/15/23 (a)	411,000	311,333
7.50%, 03/15/25 (a) (e)	1,370,000	1,041,200
CNH Industrial Capital LLC, 3.88%, 07/16/18	2,366,000	2,354,170
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (a)	1,583,000	1,583,000
General Electric Co.
5.00% (callable at 100 beginning 01/21/21) (f)	11,991,000	12,350,730

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
3.50%, 10/02/18	4,600,000	4,709,420
International Lease Finance Corp.
6.75%, 09/01/16 (a)	1,100,000	1,116,500
7.13%, 09/01/18 (a)	1,000,000	1,090,000
Lockheed Martin Corp.
4.50%, 05/15/36 (e)	1,934,000	2,080,849
4.70%, 05/15/46	500,000	559,235
Masco Corp., 3.50%, 04/01/21	2,703,000	2,723,272
		35,800,481
INFORMATION TECHNOLOGY - 1.9%
CDK Global Inc., 3.30%, 10/15/19	1,382,000	1,390,687
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (a)	1,400,000	1,377,803
6.35%, 10/15/45 (a)	2,565,000	2,521,431
ViaSat Inc., 6.88%, 06/15/20	2,000,000	2,077,500
Visa Inc.
2.80%, 12/14/22	3,600,000	3,758,170
4.15%, 12/14/35	1,264,000	1,358,638
4.30%, 12/14/45	2,761,000	3,021,495
Western Digital Corp., 7.38%, 04/01/23 (d) (j)	2,910,000	2,968,200
		18,473,924
MATERIALS - 2.4%
Anglo American Capital Plc, 2.63%, 09/27/17 (a) (e)	2,750,000	2,653,750
Anglo American Plc, 3.63%, 05/14/20 (a) (e)	1,695,000	1,450,276
Ardagh Packaging Finance Plc, 3.63%, 12/15/19 (a) (b) (e)	2,450,000	2,413,250
Barrick Gold Corp., 4.10%, 05/01/23 (e)	450,000	438,401
Cemex SAB de CV, 6.50%, 12/10/19 (a)	2,734,000	2,812,603
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (a)	450,000	429,750
9.75%, 03/01/22 (a) (e)	548,000	546,630
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	484,000	331,114
Freeport-McMoRan Inc.
4.55%, 11/14/24 (e)	5,321,000	3,631,582
5.40%, 11/14/34 (e)	6,698,000	4,102,525
Methanex Corp., 5.65%, 12/01/44	1,569,000	1,267,659
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	3,508,000	2,490,680
Samarco Mineracao SA
4.13%, 11/01/22 (a)	345,000	206,138
5.38%, 09/26/24 (a)	340,000	201,450
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (a)	778,000	778,000
		23,753,808
TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc.
4.50%, 05/15/35	1,965,000	1,940,852
4.75%, 05/15/46	650,000	634,228
CenturyLink Inc., 7.50%, 04/01/24	831,000	832,039
Frontier Communications Corp.
10.50%, 09/15/22 (a)	1,007,000	1,032,175
11.00%, 09/15/25 (a)	1,007,000	1,012,035
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	1,524,000	1,397,028
T-Mobile USA Inc., 6.50%, 01/15/26	1,299,000	1,349,336
Verizon Communications Inc.
6.40%, 09/15/33	171,000	210,372
4.27%, 01/15/36	2,592,000	2,579,639
6.55%, 09/15/43	164,000	215,719
4.86%, 08/21/46	3,352,000	3,535,790
5.01%, 08/21/54	2,973,000	2,983,518
4.67%, 03/15/55	3,995,000	3,835,200
		21,557,931
UTILITIES - 4.2%
Atlantic City Electric Co., 3.38%, 09/01/24	3,386,000	3,437,891
Brooklyn Union Gas Co., 3.41%, 03/10/26 (a)	3,292,000	3,404,020
Dynegy Inc., 6.75%, 11/01/19	1,010,000	1,004,950
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (f)	2,705,000	2,475,075
Enel SpA, 8.75%, 09/24/73 (d) (j)	1,872,000	2,082,600
Exelon Corp.
3.95%, 06/15/25 (a)	2,209,000	2,290,395
5.10%, 06/15/45 (a)	1,831,000	1,993,957
FirstEnergy Corp.
4.25%, 03/15/23 (g)	883,000	919,482
7.38%, 11/15/31	1,575,000	1,940,258
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	1,680,000	1,751,489
NextEra Energy Capital Holdings Inc., 1.59%, 06/01/17	2,000,000	2,001,768
Oglethorpe Power Corp., 4.55%, 06/01/44 (e)	2,344,000	2,332,587
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,509,389
4.10%, 06/01/22	1,679,000	1,815,105
2.95%, 04/01/25	4,550,000	4,497,980
Pacific Gas & Electric Co., 4.30%, 03/15/45	2,007,000	2,162,095
PPL WEM Holdings Plc, 3.90%, 05/01/16 (a)	200,000	200,181
RJS Power Holdings LLC, 4.63%, 07/15/19 (a)	2,600,000	2,255,500
Talen Energy Corp., 6.50%, 06/01/25	940,000	780,200
Wisconsin Energy Corp., 3.55%, 06/15/25	920,000	956,179
		40,811,101
Total Corporate Bonds and Notes (cost $560,060,242)		552,909,070

GOVERNMENT AND AGENCY OBLIGATIONS - 31.4%

GOVERNMENT SECURITIES - 13.1%
Municipals - 0.2%
Port Authority of New York & New Jersey, 4.46%, 10/01/62	1,490,000	1,557,989

U.S. Treasury Securities - 12.9%
U.S. Treasury Bond
3.75%, 08/15/41	9,048,000	11,159,432
3.13%, 11/15/41	8,720,000	9,706,450
2.50%, 02/15/45	2,350,000	2,291,892
U.S. Treasury Note
1.63%, 04/30/19 - 06/30/19	14,472,000	14,792,551
1.50%, 05/31/19 - 05/31/20	8,068,000	8,209,165
1.38%, 02/29/20 - 04/30/20	17,710,000	17,899,570
2.00%, 11/15/21 - 02/15/22	14,392,000	14,887,888
1.75%, 05/15/22	14,835,000	15,088,233
2.75%, 02/15/24	22,354,000	24,213,920
2.50%, 05/15/24	7,250,000	7,712,187
		125,961,288
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.3%

Federal Home Loan Mortgage Corp. - 3.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/30 - 07/01/45	14,129,481	14,576,295
5.00%, 02/01/38 - 11/01/41	4,068,010	4,492,574
4.50%, 03/01/42 - 09/01/44	6,734,035	7,332,883
3.50%, 04/01/42 - 06/01/42	4,918,838	5,171,876
4.00%, 03/01/43 - 12/01/44	6,076,346	6,510,816
		38,084,444
Federal National Mortgage Association - 10.0%
Federal National Mortgage Association
4.00%, 09/01/26 - 06/01/45	21,052,381	22,558,403
2.50%, 01/01/28 - 05/01/28	1,731,589	1,791,175
3.00%, 05/01/30 - 05/01/43	17,765,168	18,343,949

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
2.50%, 05/15/31, TBA (k)	4,355,000	4,462,854
5.50%, 03/01/35 - 08/01/38	2,307,424	2,607,312
5.00%, 06/01/35 - 05/01/42	4,254,190	4,722,087
4.50%, 08/01/40 - 08/01/44	12,120,448	13,214,303
3.50%, 01/01/42 - 01/01/46	22,045,895	23,152,788
3.08%, 04/01/45 (b)	2,773,053	2,887,216
4.00%, 04/15/46, TBA (k)	3,883,000	4,149,974
		97,890,061
Government National Mortgage Association - 4.4%
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/43	1,656,066	1,837,766
3.50%, 08/20/42 - 06/20/43	10,514,810	11,145,751
2.50%, 05/20/43 (b)	1,473,937	1,516,155
3.00%, 05/20/43 - 07/20/45	14,726,876	15,284,097
4.00%, 05/20/44 - 08/20/45	5,667,270	6,112,415
4.50%, 08/20/45	3,004,850	3,227,206
3.50%, 05/15/46, TBA (k)	3,962,000	4,179,910
		43,303,300
Total Government and Agency Obligations (cost $298,283,937)		306,797,082

PREFERRED STOCKS - 0.2%

ENERGY - 0.1%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	48,000	1,084,800

FINANCIALS - 0.1%
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (e) (f)	44,500	1,170,795
Total Preferred Stocks (cost $2,362,500)		2,255,595

VARIABLE RATE SENIOR LOAN INTERESTS - 2.7% (b)

CONSUMER DISCRETIONARY - 0.6%
CCO Safari III LLC Term Loan H, 3.25%, 07/23/23	$963,000	959,658
CCO Safari III LLC Term Loan I, 3.50%, 01/23/23	578,000	578,162
Four Seasons Holdings Inc. 1st Lien Term Loan, 3.50%, 06/27/20	1,134,722	1,125,144
JC Penney Corp. Inc. 1st Lien Term Loan, 6.00%, 05/22/18	867,750	868,618
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	837,670	833,691
Schaeffler AG Term Loan B, 4.25%, 05/15/20	406,154	407,271
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	1,037,299	1,025,847
		5,798,391
CONSUMER STAPLES - 0.3%
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	1,798,667	1,795,663
Pinnacle Foods Finance LLC Incremental Term Loan I, 3.75%, 01/15/23	893,000	895,741
		2,691,404
ENERGY - 0.3%
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	2,178,000	2,175,953
EFS Cogen Holdings I LLC Term Loan B, 3.75%, 12/01/20	425,056	418,149
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	713,505	481,316
		3,075,418
FINANCIALS - 0.1%
Guggenheim Partners LLC Term Loan, 4.25%, 07/17/20	488,748	487,932

HEALTH CARE - 0.0%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	349,000	349,726

INDUSTRIALS - 0.3%
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	3,100,000	3,084,500

MATERIALS - 0.6%
Arch Coal Inc. Term Loan B, 7.50%, 05/14/18 (d) (l) (m)	967,473	341,441
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	5,000,716	4,211,703
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	1,220,000	1,220,000
		5,773,144
TELECOMMUNICATION SERVICES - 0.4%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	2,750,000	2,749,560
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	937,500	940,725
		3,690,285
UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC DIP Term Loan, 3.75%, 05/05/16	1,269,802	1,266,159
Total Variable Rate Senior Loan Interests (cost $27,367,939)		26,216,959

SHORT TERM INVESTMENTS - 6.3%

Investment Companies - 3.0%
JNL Money Market Fund, 0.29% (n) (o)	29,425,190	29,425,190

Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (o)	32,080,212	32,080,212
Total Short Term Investments (cost $61,505,402)		61,505,402

Total Investments - 103.6% (cost $1,013,187,053)		1,013,753,622
Other Assets and Liabilities, Net - (3.6%)		(35,460,231)
Total Net Assets - 100.0%		$978,293,391

(a)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of March 31, 2016, the aggregate value of these liquid securities was $176,710,069 which represented 18.1% of net assets.

(b)	Variable rate security. Rate stated was in effect as of March 31, 2016.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Board.  Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement,” based on applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(e)	All or a portion of the security was on loan.
(f)	Perpetual security.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2016.

(i)	Convertible security.

See accompanying Notes to Schedules of Investments.

(j)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedules of Investments.
(k)	All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2016, the total payable of investments purchased on a delayed delivery basis was $12,723,209.
(l)	Security is in default relating to principal, dividends and/or interest.
(m)	Non-income producing security.
(n)	Investment in affiliate.
(o)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL Money Market Fund

	Shares/Par†	Value
CORPORATE BONDS AND NOTES - 7.0%

FINANCIALS - 5.4%
American Honda Finance Corp., 1.01%, 05/26/16 (a) (b)	$34,635,000	$34,652,476
Bank of New York Mellon Corp., 2.30%, 07/28/16	9,000,000	9,050,913
GE Capital International Funding Co., 0.96%, 04/15/16 (b)	5,890,000	5,891,004
General Electric Capital Corp., 1.49%, 05/09/16 (a)	7,320,000	7,326,863
JPMorgan Chase Bank NA, 0.96%, 06/13/16 (a)	8,000,000	7,996,607
MassMutual Global Funding II, 3.13%, 04/14/16 (b)	9,884,000	9,893,461
Metropolitan Life Global Funding I, 0.75%, 06/23/16 (a) (b)	18,500,000	18,503,563
New York Life Global Funding, 0.67%, 08/05/16 (a) (b)	31,000,000	31,000,000
Royal Bank of Canada, 2.30%, 07/20/16	13,705,000	13,774,673
Wells Fargo & Co., 3.68%, 06/15/16 (c)	17,500,000	17,608,455
Wells Fargo Bank NA, 0.78%, 06/02/16 (a)	25,040,000	25,042,607
		180,740,622
INFORMATION TECHNOLOGY - 1.6%
International Business Machines Corp., 1.95%, 07/22/16	51,975,000	52,193,780

Total Corporate Bonds and Notes (cost $232,934,402)		232,934,402

GOVERNMENT AND AGENCY OBLIGATIONS - 11.0%

GOVERNMENT SECURITIES — 11.0%
Federal Farm Credit Bank - 1.1% (d)
Federal Farm Credit Bank
0.45%, 05/20/16 (a)	21,035,000	21,035,877
0.49%, 04/28/17 (a)	16,000,000	16,000,000
		37,035,877
Federal Home Loan Bank — 5.4% (d)
Federal Home Loan Bank
0.25%, 05/11/16	20,000,000	19,999,466
0.38%, 06/24/16 - 08/25/16	24,300,000	24,295,838
0.50%, 07/26/16 - 09/28/16	62,145,000	62,143,943
0.41%, 08/05/16	9,815,000	9,813,730
0.47%, 08/22/16	15,500,000	15,498,782
0.49%, 10/11/16 (a)	25,000,000	25,000,191
0.63%, 11/23/16	15,950,000	15,954,800
1.63%, 12/09/16	6,000,000	6,043,009
		178,749,759
Federal Home Loan Mortgage Corp. - 1.8% (d)
Federal Home Loan Mortgage Corp.
2.00%, 08/25/16	20,000,000	20,119,356
0.88%, 02/22/17	32,000,000	32,054,634
1.00%, 03/08/17	9,300,000	9,326,525
		61,500,515
Federal National Mortgage Association - 0.5% (d)
Federal National Mortgage Association, 1.25%, 01/30/17	15,000,000	15,074,645

Sovereign - 0.8%
Kreditanstalt fur Wiederaufbau, 2.00%, 06/01/16	25,000,000	25,060,783

U.S. Treasury Securities - 1.5%
U.S. Treasury Note
0.38%, 07/31/17 (a)	10,000,000	9,994,199
0.47%, 10/31/17 (a)	40,000,000	40,006,408
		50,000,607
Total Government and Agency Obligations (cost $367,422,186)		367,422,186

SHORT TERM INVESTMENTS - 65.1%

Certificates of Deposit - 16.5%
Bank of Montreal, 0.73%, 06/22/16 (a)	17,000,000	17,000,000
Bank of Nova Scotia
0.56%, 04/18/16 (a)	32,000,000	32,000,000
0.70%, 06/28/16 (a)	27,000,000	27,000,000
Canadian Imperial Bank of Commerce
0.53%, 06/20/16	25,000,000	25,000,000
0.77%, 08/05/16 (a)	22,000,000	22,000,000
0.77%, 09/12/16 (a)	26,000,000	26,000,000
Credit Suisse AG, 0.59%, 04/01/16	9,000,000	9,000,000
Credit Suisse Group AG, 0.83%, 05/09/16 (a)	28,000,000	28,000,000
Natixis
0.79%, 08/02/16 (a)	15,000,000	15,000,000
0.74%, 08/10/16	28,000,000	28,000,000
Nordea Bank Finland Plc, 0.60%, 05/19/16 (a)	12,000,000	12,000,000
Rabobank Nederland NV, 0.71%, 08/18/16	30,000,000	30,000,000
Royal Bank of Canada
0.61%, 04/04/16 (a)	35,000,000	35,000,000
0.56%, 04/08/16 (a)	28,000,000	28,000,000
Sumitomo Bank NY
0.60%, 06/20/16	24,350,000	24,350,000
0.76%, 08/10/16	28,000,000	28,000,000
Svenska Handelsbanken AB
0.54%, 06/20/16	25,000,000	25,000,000
0.75%, 08/02/16 (a)	25,200,000	25,200,000
Toronto-Dominion Bank, 0.65%, 05/02/16 (a)	50,000,000	50,000,000
US Bank NA, 0.73%, 07/20/16 (a)	37,000,000	37,000,000
Wells Fargo Bank NA, 0.68%, 06/01/16 (a)	26,000,000	26,000,000
		549,550,000
Commercial Paper - 11.3%
BPCE SA, 0.60%, 07/07/16 (b)	33,000,000	32,946,650
Coca-Cola Co., 0.50%, 07/12/16 (b)	44,400,000	44,337,100
Fairway Finance Corp.
0.43%, 04/26/16 (b)	33,000,000	32,990,146
0.57%, 06/23/16 (b)	40,000,000	39,947,433
GE Capital Treasury Services (US) LLC, 0.58%, 06/02/16	23,000,000	22,977,026
HSBC USA Inc., 0.62%, 04/22/16 (a)	25,000,000	25,000,000
Kreditanstalt fur Wiederaufbau, 0.58%, 07/05/16 (b)	41,000,000	40,937,247
MetLife Short Term Funding LLC
0.33%, 06/20/16 (b)	27,000,000	26,963,400
0.58%, 07/11/16 (b)	40,000,000	39,934,911
Old Line Funding LLC, 0.45%, 05/18/16 (b)	23,400,000	23,386,252
Societe Generale SA, 0.47%, 04/19/16	25,000,000	24,994,125
Thunder Bay Funding LLC, 0.66%, 07/19/16 (b)	22,084,000	22,039,869
		376,454,159
Federal Home Loan Bank - 12.5% (d)
Federal Home Loan Bank
0.37%, 05/09/16 - 05/18/16	63,000,000	62,970,640

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
0.51%, 05/20/16	30,000,000	29,979,175
0.29%, 06/08/16	24,000,000	23,986,853
0.42%, 07/01/16	40,000,000	39,957,533
0.39%, 07/25/16	60,000,000	59,925,250
0.22%, 07/29/16	50,000,000	49,916,072
0.09%, 08/01/16	64,000,000	63,913,245
0.47%, 08/12/16	20,000,000	19,965,642
0.50%, 09/02/16	65,000,000	64,860,972
		415,475,382
Federal Home Loan Mortgage Corp. - 6.8% (d)
Federal Home Loan Mortgage Corp.
0.46%, 07/22/16	55,000,000	54,921,289
0.38%, 07/25/16	55,000,000	54,933,236
0.39%, 09/06/16	70,000,000	69,880,183
0.50%, 10/19/16	45,000,000	44,874,375
		224,609,083
Federal National Mortgage Association - 0.7% (d)
Federal National Mortgage Association, 0.40%, 07/25/16	22,000,000	21,971,889

Repurchase Agreements - 17.3%
Repurchase Agreement with BCL, 0.30% (Collateralized by $5,803,300 U.S. Treasury Note, 1.25-2.88%, due 03/31/18-03/31/21, value $5,814,037) acquired on 03/31/16, due on 04/01/16 at $5,700,048	5,700,000	5,700,000
Repurchase Agreement with BMO, 0.31% (Collateralized by $12,019,900 U.S. Treasury Note, 1.25-2.50%, due 11/15/18-05/15/24, value $12,233,555, $2,403,431 Government National Mortgage Association, 2.00-3.00%, due 04/15/27-05/20/44, value $2,490,026, $23,969,489 Federal National Mortgage Association, 2.00-4.50%, due 11/01/19-09/01/35, value $24,866,988, and $1,926,878 Federal Home Loan Mortgage Corp., 3.00-4.00%, due 04/01/25-03/01/31, value $2,025,432) acquired on 03/31/16, due on 04/01/16 at $40,800,351	40,800,000	40,800,000
Repurchase Agreement with BNP, 0.31% (Collateralized by $873,800 U.S. Treasury Note, 0.00-8.13%, due 05/26/16-08/15/21, value $880,590, $731,171 Government National Mortgage Association, 3.50-6.00%, due 09/15/36-03/20/45, value $774,786, $4,111,516 Federal National Mortgage Association, 3.00-4.50%, due 10/01/25-11/01/45, value $4,453,126, $5,000 Federal Farm Credit Bank, 5.25%, due 04/21/28, value $6,464 and $4,451 Federal Home Loan Mortgage Corp., 6.00%, due 01/01/38, value $5,081) acquired on 03/31/16, due on 04/01/16 at $6,000,052	6,000,000	6,000,000
Repurchase Agreement with BOA, 0.30% (Collateralized by $13,690,340 Government National Mortgage Association, 4.00%, due 09/20/45, value $14,688,001) acquired on 03/31/16, due on 04/01/16 at $14,400,120	14,400,000	14,400,000
Repurchase Agreement with DUB, 0.32% (Collateralized by $70,540,000 Federal National Mortgage Association, 0.00%, due 11/15/30, value $44,880,370) acquired on 03/31/16, due on 04/01/16 at $44,000,391	44,000,000	44,000,000
Repurchase Agreement with GSC, 0.29% (Collateralized by $29,106,507 Federal National Mortgage Association, 2.88-3.00%, due 02/01/25-10/01/45, value $30,651,621 and $19,601,054 Federal Home Loan Mortgage Corp., 2.59-3.22%, due 06/01/44-05/01/45, value $20,348,379) acquired on 03/30/16, due on 04/06/16 at $50,002,819	50,000,000	50,000,000
Repurchase Agreement with GSC, 0.30% (Collateralized by $29,818,477 Federal National Mortgage Association, 3.00-4.50%, due 08/01/42-02/01/44, value $32,045,520 and $12,979,278 Federal Home Loan Mortgage Corp., 3.50-4.50%, due 10/01/25-07/01/44, value $13,854,480) acquired on 03/18/16, due on 04/01/16 at $45,005,250	45,000,000	45,000,000
Repurchase Agreement with GSC, 0.30% (Collateralized by $45,682,297 Federal National Mortgage Association, 3.00-4.00%, due 12/01/43-10/01/45, value $49,059,696 and $13,723,212 Federal Home Loan Mortgage Corp., 2.75%, due 10/01/45, value $14,180,305) acquired on 03/31/16, due on 04/01/16 at $62,000,517	62,000,000	62,000,000
Repurchase Agreement with GSC, 0.30% (Collateralized by $6,201,074 Government National Mortgage Association, 4.00%, due 02/20/45, value $6,655,757, $8,927,093 Federal National Mortgage Association, 2.46-2.88%, due 09/01/25-11/01/37, value $9,481,716 and $42,618,865 Federal Home Loan Mortgage Corp., 2.50-4.00%, due 05/01/30-02/01/46, value $45,062,527) acquired on 03/28/16, due on 04/04/16 at $60,003,500	60,000,000	60,000,000
Repurchase Agreement with HSB, 0.30% (Collateralized by $115,638,107 Federal National Mortgage Association, 2.50-6.00%, due 12/01/22-12/01/42, value $122,813,447) acquired on 03/31/16, due on 04/01/16 at $120,401,003	120,400,000	120,400,000
Repurchase Agreement with RBC, 0.28% (Collateralized by $16,553,544 Government National Mortgage Association, 3.00-5.00%, due 10/20/39-10/20/45, value $17,762,109, $7,054,396 Federal National Mortgage Association, 3.50-4.00%, due 05/01/44-03/01/46, value $7,576,267, and $437,744 Federal Home Loan Mortgage Corp., 2.19-4.50%, due 03/01/40-08/01/43, value $467,624) acquired on 03/31/16, due on 04/01/16 at $25,300,197	25,300,000	25,300,000
Repurchase Agreement with RBS, 0.29% (Collateralized by $71,544,330 U.S. Treasury Note, 1.38-1.75%, due 09/30/20-01/31/23, value $72,318,198) acquired on 03/31/16, due on 04/01/16 at $70,900,571	70,900,000	70,900,000

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Repurchase Agreement with TDS, 0.32% (Collateralized by $28,542,079 Federal National Mortgage Association, 4.00%, due 10/01/45, value $30,600,001) acquired on 03/31/16, due on 04/01/16 at $30,000,267	30,000,000	30,000,000
		574,500,000
Total Short Term Investments (cost $2,162,560,513)		2,162,560,513

Total Investments - 83.1% (cost $2,762,917,101)		2,762,917,101
Other Assets and Liabilities, Net - 16.9%		560,193,464
Total Net Assets - 100.0%		$3,323,110,565

(a)	Variable rate security. Rate stated was in effect as of March 31, 2016.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of March 31, 2016, the aggregate value of these liquid securities was $403,423,513 which represented 12.1% of net assets.

(c)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2016.

(d)	Securities in this category are direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2016

Currency Abbreviations:

EUR - European Currency Unit (Euro)

Abbreviations:

ABS - Asset -Backed Security

REMIC - Real Estate Mortgage Investment Conduit

TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BOA - Bancamerica Securities/Bank of America NA

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

HSB - HSBC Securities, Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank Of Scotland

TDS - TD Securities Inc.

† Par amounts are listed in United States Dollars unless otherwise noted.

Restricted Securities - The Funds invest in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2016, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America Low Duration Bond Fund
Sierra Timeshare Receivables Funding LLC, 3.26%, 02/20/19	05/05/2015	$406,796	$402,668	0.1%
JNL/PPM America Total Return Fund
BNP Paribas SA, 7.63%, (callable at 100 beginning 03/15/18)	03/24/2016	$2,437,000	$2,449,185	0.3%
Enel SpA, 8.75%, 09/24/73	09/18/2013	1,857,346	2,082,600	0.2
Western Digital Corp., 7.38%, 04/01/23	03/31/2016	2,910,000	2,968,200	0.3
		$7,204,346	$7,499,985	0.8%

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 2-Year	June 2016	559	$79,542
U.S. Treasury Note Future, 5-Year	June 2016	(631)	(171,000)
			$(91,458)

JNL/PPM America Total Return Fund
Euro FX Currency Future	June 2016	(29)	$(136,883)
U.S. Treasury Long Bond Future	June 2016	120	(30,545)
U.S. Treasury Note Future, 10-Year	June 2016	(840)	(62,048)
U.S. Treasury Note Future, 2-Year	June 2016	(77)	(104)
U.S. Treasury Note Future, 5-Year	June 2016	(70)	(64,204)
Ultra Long Term U.S. Treasury Bond Future	June 2016	(141)	196,989
			$(96,795)

Security Valuation - Under the JNL Investors Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2016

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government action and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions, or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2016

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2016 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Non-U.S. Government Agency ABS	$—	$236,000,168	$—	$236,000,168
Corporate Bonds and Notes	—	380,431,956	2,497,298	382,929,254
Government and Agency Obligations	—	100,067,827	—	100,067,827
Short Term Investments	24,317,460	—	—	24,317,460
Fund Total	$24,317,460	$716,499,951	$2,497,298	$743,314,709
JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$—	$64,069,514	$—	$64,069,514
Corporate Bonds and Notes	—	540,638,860	12,270,210	552,909,070
Government and Agency Obligations	—	306,797,082	—	306,797,082
Preferred Stocks	2,255,595	—	—	2,255,595
Variable Rate Senior Loan Interests	—	26,216,959	—	26,216,959
Short Term Investments	61,505,402	—	—	61,505,402
Fund Total	$63,760,997	$937,722,415	$12,270,210	$1,013,753,622
JNL Money Market Fund
Corporate Bonds and Notes	$—	$232,934,402	$—	$232,934,402
Government and Agency Obligations	—	367,422,186	—	367,422,186
Short Term Investments	—	2,162,560,513	—	2,162,560,513
Fund Total	$—	$2,762,917,101	$—	$2,762,917,101

	Assets - Other Financial Instrument(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$79,542	$—	$—	$79,542
Fund Total	$79,542	$—	$—	$79,542
JNL/PPM America Total Return Fund
Open Futures Contracts	$196,989	$—	$—	$196,989
Fund Total	$196,989	$—	$—	$196,989

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(171,000)	$—	$—	$(171,000)
Fund Total	$(171,000)	$—	$—	$(171,000)
JNL/PPM America Total Return Fund
Open Futures Contracts	$(293,784)	$—	$—	$(293,784)
Fund Total	$(293,784)	$—	$—	$(293,784)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2016.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund participate in an agency based securities lending program.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equity — 102%; U.S. corporate fixed income — 102%; U.S. government fixed income — 102%; international equities — 105%; international corporate fixed income — 105%; sovereign fixed income — 102%; and asset backed investments — 102%.  Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Funds receive income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2016

State Street Bank and Trust Company (“State Street” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The cash collateral is invested in the State Street Navigator Lending Trust — Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Lending Trust — Prime Portfolio.

Investments in Affiliates - During the period ended March 31, 2016, JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.

The following table details cash management investments in affiliates held at March 31, 2016.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/PPM America Low Duration Bond Fund	$19,694,333	$9,927,262	$9,139
JNL/PPM America Total Return Fund	34,606,249	29,425,190	17,889

Income Tax Matters - As of March 31, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL/PPM America Low Duration Bond Fund	$742,034,838	$3,540,598	$(2,260,727)	$1,279,871
JNL/PPM America Total Return Fund	1,013,206,387	26,422,005	(25,874,770)	547,235
JNL Money Market Fund	2,762,917,101	—	—	—

Subsequent Events - Effective April 25, 2016, the following Fund merger occurred:

Acquired Fund	Acquiring Fund
JNL/PPM America Total Return Fund	JNL/PPM America Total Return Fund(1)

(1) The acquiring Fund is a separate series of JNL Series Trust and is advised by JNAM.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 27, 2016

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.